Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Reconciliation of Changes in Goodwill
(CAD$ in millions)	Steelmaking Coal Operations	Quebrada Blanca	Total
January 1, 2017	$702	$412	$1,114
Changes in foreign exchange rates	—	(27)	(27)

December 31, 2017	$702	$385	$1,087
Changes in foreign exchange rates	—	34	34

December 31, 2018	$702	$419	$1,121